Fair Value, Fair Values of Financial Instruments (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019		Dec. 31, 2018
Financial Assets [Abstract]
Securities available-for-sale	$ 10,372	$ 11,006		$ 14,722
Carrying Value [Member]
Financial Assets [Abstract]
Cash and cash equivalents		15,566		16,651
Securities available-for-sale		11,006		14,722
Loans receivable held for sale	40,653	0		6,231
Loans receivable held for investment	361,793	397,847	[1]	355,556
Accrued interest receivable		1,223		1,143
Financial Liabilities [Abstract]
Deposits		297,724		281,414
Federal Home Loan Bank advances	115,500	84,000		70,000
Junior subordinated debentures	3,570	4,335		5,100
Accrued interest payable		384		334
Fair Value [Member]
Financial Assets [Abstract]
Cash and cash equivalents		15,566		16,651
Securities available-for-sale		11,006		14,722
Loans receivable held for sale	40,667	0		6,270
Loans receivable held for investment	366,160	404,923	[1]	354,792
Accrued interest receivable		1,223		1,143
Financial Liabilities [Abstract]
Deposits		289,629		269,418
Federal Home Loan Bank advances	119,334	84,997		69,933
Junior subordinated debentures	3,029	3,734		4,481
Accrued interest payable		384		334
Fair Value [Member] | Level 1 [Member]
Financial Assets [Abstract]
Cash and cash equivalents		15,566		16,651
Securities available-for-sale		0		1,979
Loans receivable held for sale	0	0		0
Loans receivable held for investment	0	0	[1]	0
Accrued interest receivable		69		78
Financial Liabilities [Abstract]
Deposits		0		0
Federal Home Loan Bank advances	0	0		0
Junior subordinated debentures	0	0		0
Accrued interest payable		0		0
Fair Value [Member] | Level 2 [Member]
Financial Assets [Abstract]
Cash and cash equivalents		0		0
Securities available-for-sale		11,006		12,743
Loans receivable held for sale	40,667	0		6,270
Loans receivable held for investment	0	0	[1]	0
Accrued interest receivable		22		43
Financial Liabilities [Abstract]
Deposits		289,629		269,418
Federal Home Loan Bank advances	119,334	84,997		69,933
Junior subordinated debentures	0	0		0
Accrued interest payable		377		324
Fair Value [Member] | Level 3 [Member]
Financial Assets [Abstract]
Cash and cash equivalents		0		0
Securities available-for-sale		0		0
Loans receivable held for sale	0	0		0
Loans receivable held for investment	366,160	404,923	[1]	354,792
Accrued interest receivable		1,132		1,022
Financial Liabilities [Abstract]
Deposits		0		0
Federal Home Loan Bank advances	0	0		0
Junior subordinated debentures	$ 3,029	3,734		4,481
Accrued interest payable		$ 7		$ 10

[1]	The estimated value of loans held for investment at December 31, 2019 and 2018 reflect an exit price assumption.